UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     April 29, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $851,828 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    21579   230791 SH       SOLE                   140610             90181
ABB Ltd- Spon ADR           COM                 000375204    14740   609333 SH       SOLE                   365490            243843
ABB Ltd- Spon ADR           COM                 000375204     4838   200000 SH       DEFINED 01             200000
Accenture Ltd.              COM                 G1151c101    21933   399008 SH       SOLE                   241416            157592
Accenture Ltd.              COM                 G1151c101     5497   100000 SH       DEFINED 01             100000
Agilent Technologies Inc.   COM                 00846u101    24700   551596 SH       SOLE                   331100            220496
Agilent Technologies Inc.   COM                 00846u101     4478   100000 SH       DEFINED 01             100000
Air Products & Chemicals    COM                 009158106    12351   136955 SH       SOLE                    82695             54260
Air Products & Chemicals    COM                 009158106     5411    60000 SH       DEFINED 01              60000
Allegheny Technologies Inc  COM                 01741R102    22499   332236 SH       SOLE                   201515            130721
Allegheny Technologies Inc  COM                 01741R102     6095    90000 SH       DEFINED 01              90000
Apache Corporation          COM                 037411105    17281   131997 SH       SOLE                    79237             52760
Automatic Data Processing   COM                 053015103    14332   279315 SH       SOLE                   168205            111110
Automatic Data Processing   COM                 053015103     5131   100000 SH       DEFINED 01             100000
Baker Hughes Inc.           COM                 057224107    12176   165820 SH       SOLE                    99217             66603
Bank of America Corp.       COM                 060505104     5332   400000 SH       DEFINED 01             400000
Bank of America Corp.       COM                 060505104     7395   554782 SH       SOLE                   318058            236724
Baxter International Inc.   COM                 071813109    23304   433409 SH       SOLE                   261968            171441
Baxter International Inc.   COM                 071813109     8065   150000 SH       DEFINED 01             150000
Cameron International Corp. COM                 13342B105    49463   866250 SH       SOLE                   522480            343770
Cameron International Corp. COM                 13342B105    19985   350000 SH       DEFINED 01             350000
Carnival Corp.              COM                 143658300     3836   100000 SH       DEFINED 01             100000
Carnival Corp.              COM                 143658300    25150   655632 SH       SOLE                   391625            264007
Cisco Systems Inc.          COM                 17275R102     3430   200000 SH       DEFINED 01             200000
Citigroup Inc.              COM                 172967101       66    14975 SH       SOLE                    14975
Eaton Corp.                 COM                 278058102    17667   318672 SH       SOLE                   190397            128275
Ford Motor Company          COM                 345370860     3727   250000 SH       DEFINED 01             250000
Goldman Sachs Group Inc.    COM                 38141G104    30754   193911 SH       SOLE                   112453             81458
Goldman Sachs Group Inc.    COM                 38141G104     7930    50000 SH       DEFINED 01              50000
Hewlett-Packard Company     COM                 428236103     5121   125000 SH       DEFINED 01             125000
Hewlett-Packard Company     COM                 428236103    19304   471179 SH       SOLE                   282124            189055
Ingersoll Rand Company      COM                 G47791101     5000   103500 SH       DEFINED 01             103500
Ingersoll Rand Company      COM                 G47791101    17539   363050 SH       SOLE                   218105            144945
Int'l Business Machines     COM                 459200101      245     1500 SH       SOLE                     1500
ITT Corp                    COM                 450911102    13257   220760 SH       SOLE                   133730             87030
Jacobs Engineering Group    COM                 469814107    18246   354770 SH       SOLE                   214530            140240
Jacobs Engineering Group    COM                 469814107     5143   100000 SH       DEFINED 01             100000
Komatsu Ltd. - Spons ADR    COM                 500458401    16613   488615 SH       SOLE                   291820            196795
Lockheed Martin Corp.       COM                 539830109    14277   177580 SH       SOLE                   107560             70020
Lockheed Martin Corp.       COM                 539830109     8040   100000 SH       DEFINED 01             100000
Macy's Inc.                 COM                 55616p104    17248   710979 SH       SOLE                   432398            278581
Manitowoc Company Inc.      COM                 563571108     2188   100000 SH       DEFINED 01             100000
MetLife Inc.                COM                 59156R108    19419   434131 SH       SOLE                   261295            172836
MetLife Inc.                COM                 59156R108     6262   140000 SH       DEFINED 01             140000
Microsoft Corp.             COM                 594918104    12706   500425 SH       SOLE                   298805            201620
Monsanto Co.                COM                 61166W101     5419    75000 SH       DEFINED 01              75000
Monsanto Co.                COM                 61166W101    15062   208443 SH       SOLE                   125945             82498
Nike Inc. Cl B              COM                 654106103    27816   367456 SH       SOLE                   219526            147930
Oaktree Captial Group LLC   COM                 674001102     4725   112500 SH       DEFINED 01             112500
Quest Diagnostics           COM                 74834L100    14506   251324 SH       SOLE                   147865            103459
Schlumberger Ltd.           COM                 806857108    29259   313733 SH       SOLE                   187058            126675
Union Pacific Corp.         COM                 907818108    22027   224011 SH       SOLE                   133815             90196
United Parcel Service Inc.  COM                 911312106    17071   229702 SH       SOLE                   138266             91436
United Technologies Corp.   COM                 913017109    21074   248950 SH       SOLE                   148745            100205
USG Corp.                   COM                 903293405     4998   300000 SH       DEFINED 01             300000
USG Corp.                   COM                 903293405     7869   472313 SH       SOLE                   281735            190578
WABCO Holdings Inc.         COM                 92927K102    24529   397936 SH       SOLE                   237408            160528
Walt Disney Co.             COM                 254687106    15338   355950 SH       SOLE                   210930            145020
Wells Fargo & Co.           COM                 949746101    17523   552606 SH       SOLE                   345456            207150
Whirlpool Inc.              COM                 963320106    16987   199009 SH       SOLE                   119290             79719
Whirlpool Inc.              COM                 963320106     6402    75000 SH       DEFINED 01              75000
Xerox Corp.                 COM                 984121103     3195   300000 SH       DEFINED 01             300000
Xerox Corp.                 COM                 984121103    18275  1715985 SH       SOLE                  1029735            686250